Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Class A Ordinary shares	Class B Ordinary shares	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total Happiness Development Group Limited shareholders’ equity	Non-controlling interests	Total
Balance at Mar. 31, 2021	$ 15,241		$ 26,545,384	$ 7,622,765	$ 61,475,891	$ (913,621)	$ 94,745,660	$ 2,891,396	$ 97,637,056
Balance (in Shares) at Mar. 31, 2021	30,481,580
Ordinary shares issued for cash	$ 620		2,156,980				2,157,600		2,157,600
Ordinary shares issued for cash (in Shares)	1,240,000
Ordinary shares issued for services	$ 116		351,696				351,812		351,812
Ordinary shares issued for services (in Shares)	231,445
Contribution from non-controlling shareholders								77,096	77,096
Net loss					(10,054,860)		(10,054,860)	(488,314)	(10,543,174)
Foreign currency translation adjustments						4,131,019	4,131,019	(2,523,603)	1,607,416
Balance at Sep. 30, 2021	$ 15,977		29,054,060	7,622,765	51,421,031	3,217,398	91,331,231	(43,425)	91,287,806
Balance (in Shares) at Sep. 30, 2021	31,953,025
Balance at Mar. 31, 2022	$ 33,502	$ 6,048	53,871,226	7,622,765	12,285,281	4,306,536	78,125,358	(710,754)	77,414,604
Balance (in Shares) at Mar. 31, 2022	67,004,583	12,095,100
Contribution from non-controlling shareholders								1,482,250	1,482,250
Net loss					(19,369,453)		(19,369,453)	(3,369,230)	(22,738,683)
Foreign currency translation adjustments						(4,686,793)	(4,686,793)	80,764	(4,606,029)
Balance at Sep. 30, 2022	$ 33,502	$ 6,048	$ 53,871,226	$ 7,622,765	$ (7,084,172)	$ (380,257)	$ 54,069,112	$ (2,516,970)	$ 51,552,142
Balance (in Shares) at Sep. 30, 2022	67,004,583	12,095,100